Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	€ 173	€ 256	€ 229
Associates	1,405	1,332	536
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	1,578	1,588	765	€ 879
Fideicomiso 1729 invex enajenacion de cartera [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	55	53	57
Fideicomiso F4038535 BBVA Bancomer ser zibata [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	0	27	33
PSA Finance Argentina compania financiera S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	10	14	21
Altura Markets S V S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	69	64	19
RCI Colombia [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	32	19	17
Other Joint Ventures [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	7	79	82
Joint Ventures Member
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	173	256	229
Metrovacesa Suelo y Promocion S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	508	697	208
Testa Residencial SOCIMI S A U [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	0	444	91
Metrovacesa Promocion y Arrendamientos S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	0	0	67
Atom Bank PLC [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	138	66	43
Divarian Propiedad S A U [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	591	0	0
Servired [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	9	9	11
Other associates [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	159	116	116
Associates Member
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	1,405	1,332	536
Total [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	€ 1,578	€ 1,588	€ 765